CAPITAL SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The partnership had the following capital securities outstanding as of December 31, 2022 and 2021:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Dec. 31, 2022	Dec. 31, 2021
Operating Partnership Class A Preferred Equity Units:
Series 2	24,000,000	6.50%	$575	$565
Series 3	24,000,000	6.75%	556	546
New LP Preferred Units(1)	19,273,654	6.25%	474	474
BPO Class B Preferred Shares:
Series 1(2)	3,600,000	70% of bank prime	—	—
Series 2(2)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	829,334	5.25%	21	21
Series 2	555,146	5.75%	10	11
Series 3	668,228	5.00%	12	15
Series 4	541,892	5.20%	10	12
Rouse Series A Preferred Shares	5,600,000	5.00%	142	142
Brookfield India Real Estate Trust	155,003,656	See footnote (3)	456	440
Capital Securities – Fund Subsidiaries			577	859
Total capital securities			$2,833	$3,085

Current			$600	$61
Non-current			2,233	3,024
Total capital securities			$2,833	$3,085
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by Holding LP.
(2)Class B, Series 1 and 2 capital securities - corporate are owned by Brookfield Corporation. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.
(3)The dividend rate pertaining to India REIT is equal to a minimum of 90% of net distributable cash flows.
The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2022	2021	2020	2022	2021	2020
Outstanding, beginning of year	139	139	139	298,987	435,980	439,802
Privatization		—	—	—	(146,278)	—
Exchange LP Units exchanged	—	—	—	—	128	169
BPYU Units exchanged				—	8,922	11,580
Distribution reinvestment program	—	—	—	—	123	998
Issued under unit-based compensation plan	—	—	—	—	112	—
LP Units issued	—	—	—	—	—	59,497
Repurchases of LP Units	—	—	—	—	—	(76,066)
Outstanding, end of year	139	139	139	298,987	298,987	435,980
The following table presents changes to the Exchange LP Units from the beginning of the year:

	Exchange LP Units
(Thousands of units)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outstanding, beginning of year	—	2,714	2,883
Exchange LP Units exchanged (1)	—	(128)	(169)
Privatization	—	(2,586)	—
Outstanding, end of year	—	—	2,714
(1)Exchange LP Units issued for the acquisition of incremental BPO common shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

Summary of reconciliation of cash flows from financing activities from capital securities
Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

				Non-cash changes on capital securities
(US$ Millions)	Dec. 31, 2021	Capital securities issued	Capital securities redeemed	Equity conversion of capital securities	Fair value changes	Other	Dec. 31, 2022
Capital securities	$3,085	$57	$(3)	$—	$(321)	$15	$2,833